Warrants	9 Months Ended
Sep. 30, 2024
Warrants
Warrants

Note 8 – Warrants

The Company accounts for issued warrants either as a liability or equity in accordance with ASC 480-10 or ASC 815-40. Under ASC 480-10, warrants are considered a liability if they are mandatorily redeemable and they require settlement in cash, other assets, or a variable number of shares. If warrants do not meet liability classification under ASC 480-10, the Company considers the requirements of ASC 815-40 to determine whether the warrants should be classified as a liability or as equity. Under ASC 815-40, contracts that may require settlement for cash are liabilities, regardless of the probability of the occurrence of the triggering event. Liability-classified warrants are measured at fair value on the issuance date and at the end of each reporting period. Any change in the fair value of the warrants after the issuance date is recorded in the consolidated statements of operations as a gain or loss. If warrants do not require liability classification under ASC 815-40, in order to conclude warrants should be classified as equity, the Company assesses whether the warrants are indexed to its common stock and whether the warrants are classified as equity under ASC 815-40 or other applicable GAAP standard. Equity-classified warrants are accounted for at fair value on the issuance date with no changes in fair value recognized after the issuance date.

In 2022, 2023, and during the nine months ended September 30, 2024, the Company completed five (5) financing events, and in connection therewith, it issued warrants as follows:

Schedule of warrants issued with financing
Type	Number	Exercise Price	Expiry Date
2022 Pre-Funded Warrants	1,846	$2.00	Unlimited
Tradeable Warrants	2,051	$4,440.00	February 2027
Investor Warrants	1,801	$4,440.00	March 2027
April Warrants	4,862	$7,520.00	April 2027
May Pre-Funded Warrants	1,751	$2.00	Unlimited
May Investor Warrants	5,952	$1,180.00	November 2028
2024 Pre-Funded Warrants	22,500	$2.00	Unlimited
Series A Warrants	3,986*	$4,200.00*	August 2026
Series B Warrants	7,973*	$4,760.00*	February 2029

*	Subject to adjustments per the Series A and Series B Warrant Agreements.

As of September 30, 2024, all of the 2022 Pre-Funded Warrants, all of the May Pre-Funded Warrants, all of the 2024 Pre-Funded Warrants, a total of 1,569 Tradeable Warrants, 1,401 Investor Warrants, all of the Series A Warrants, and 678,865 Series B Warrants were exercised resulting in aggregate net proceeds of $15,134,289 received by the Company.

On February 11, 2024, the Company redeemed all of the April Warrants and all of the May Investor Warrants for an aggregate purchase price of $3,139,651.

The Company’s outstanding warrants as of September 30, 2024 consisted of the following:

Schedule of warrants outstanding
Type	Number	Exercise Price	Expiry Date
Tradeable Warrants	481	$220.00	February 2027
Investor Warrants	400	$4,440.00	March 2027
Series B Warrants	12,934,062*	$2.7879*	February 2029

*	As adjusted and subject to further adjustments per the Series B Warrant Agreements.